Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Depreciation of investment property - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Depreciation of Investment Property [Abstract]
Cost of services and goods	S/ 3,971	S/ 4,316	S/ 2,413